MARKETABLE SECURITIES - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 09, 2023	Nov. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Marketable Securities [Line Items]
Dividends received			$ 1,800	$ 3,500	$ 36,900
Proceeds from sale of marketable securities			$ 360	$ 0	251,839
CMB.TECH
Summary of Marketable Securities [Line Items]
Number of marketable securities (in shares)						13,664,613
Marketable securities disposed (in shares)		13,664,613
Proceeds from sale of marketable securities		$ 251,800
Loss (gain) on marketable securities					$ 19,000
CMB.TECH | Frontline and Famatown Finance Limited
Summary of Marketable Securities [Line Items]
Marketable securities disposed (in shares)	57,479,744
Marketable securities, ownership interest disposed	26.12%
Marketable securities disposed, share price (in dollars per share)	$ 18.43